Share-based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Share-based compensation expense recognized in continuing operations
The following table summarizes share-based compensation expense recognized in the Consolidated Statements of Income in Compensation and benefits (in millions):

Years ended December 31	2019	2018	2017
Restricted share units (“RSUs”)	$198	$186	$182
Performance share awards (“PSAs”)	110	143	127
Employee share purchase plans	9	9	10
Total share-based compensation expense	317	338	319
Tax benefit	66	74	73
Share-based compensation expense, net of tax	$251	$264	$246

Restricted share unit activity
The following table summarizes the status of the Company’s RSUs, including shares related to the Divested Business (shares in thousands, except fair value):

	2019		2018		2017
Years ended December 31	Shares	Fair Value at Date of Grant (1)	Shares	Fair Value at Date of Grant (1)	Shares	Fair Value at Date of Grant (1)
Non-vested at beginning of year	4,208	$120	4,849	$104	6,195	$89
Granted	1,306	$175	1,500	$141	1,700	$123
Vested	(1,661)	$113	(1,943)	$97	(2,407)	$82
Forfeited	(219)	$131	(198)	$114	(639)	$93
Non-vested at end of year	3,634	$143	4,208	$120	4,849	$104

(1)
Represents per share weighted average fair value of award at date of grant.

Schedule of performance-based plans information
The following table summarizes the Company’s target PSAs granted and shares that would be issued at current performance levels for PSAs granted during the years ended December 31, 2019, 2018, and 2017, respectively (shares in thousands and dollars in millions, except fair value):

	2019	2018	2017
Target PSAs granted during period	467	564	548
Weighted average fair value per share at date of grant	$165	$134	$114
Number of shares that would be issued based on current performance levels	453	818	1,057
Unamortized expense, based on current performance levels	$50	$34	$—